Current Assets - Prepayments	12 Months Ended
Jun. 30, 2025
Current prepayments [abstract]
Current Assets - Prepayments

Note 20. Current Assets - Prepayments

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Launch Service Agreement	—	2,700
R&D Contract Research Organization	—	223
Insurance	608	609
Other prepayments	142	365
Total current prepayments	750	3,897

The insurance amount predominantly relates to directors and officers insurance.